Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Reportable Segments		3
Allowance for Doubtful Accounts Receivable	$ 2,200,000	$ 2,200,000	$ 1,700,000
Provision for Doubtful Accounts		600,000	689,000	$ 600,000
Depreciation		97,200,000	64,600,000	39,400,000
Impairment of Long-Lived Assets Held-for-use	0
Goodwill	219,953,000	219,953,000	205,798,000	196,512,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	13,800,000	13,800,000
Amortization of Intangible Assets		10,900,000	10,100,000	7,500,000
Amortization of Financing Costs		1,168,000	1,160,000	923,000
Accumulated Amortization, Deferred Finance Costs	3,700,000	3,700,000	2,500,000
Income (Loss) from Equity Method Investments		471,000	(160,000)
Income Tax Examination, Penalties and Interest Expense		0	0	0
Unrecognized Tax Benefits	0	0
Prior Period Reclassification Adjustment			(6,200,000)	800,000
Trade Name - Total Equipment [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	6,200,000	$ 6,200,000
Intangible Asset, Percentage of Fair Value in Excess of Carrying Amount		55.00%
IPR&D Total [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	7,600,000	$ 7,600,000
Income Approach Valuation Technique [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate		2.50%
Interest Expense [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of Financing Costs		$ 1,200,000	1,200,000	$ 900,000
Other Nonoperating Income (Expense) [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Income (Loss) from Equity Method Investments		500,000	(200,000)
Other Noncurrent Assets [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Equity Method Investments	$ 7,000,000	$ 7,000,000	$ 2,800,000
Stimulation and Well Intervention Services and Wireline Services [Member] | Income Approach Valuation Technique [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Discount Rate		15.00%
Equipment Manufacturing [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	48.00%	48.00%
Goodwill	$ 4,700,000	$ 4,700,000
Equipment Manufacturing [Member] | Income Approach Valuation Technique [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Discount Rate		15.50%
Stimulation and Well Intervention Services [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	14.00%	14.00%
Goodwill	$ 69,100,000	$ 69,100,000
Wireline Services [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	12.00%	12.00%
Goodwill	$ 146,100,000	$ 146,100,000
Minimum [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Note 1 - Organization, Nature of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		25 years